                                The Barrett Funds

                         Supplement dated June 21, 2004
                    to the Prospectus dated October 30, 2003

The third  through  eighth  paragraphs in the  Investment  Advisor and Portfolio
Management  Team section on pages 4-5 of the  prospectus  are replaced  with the following:

Barrett  Associates  uses a team  approach for security  selection  and decision making.  The members of the team,  which is led by the firm's  Chief  Investment
Officer,  Robert J. Voccola,  average over twenty years of investment management experience per person.  The following are the names and  backgrounds of the team members.

Robert J. Voccola, C.F.A.
Chief Investment Officer and Managing Director
A graduate of Lehigh  University,  Mr. Voccola received an M.B.A.  from Columbia
University  Graduate  School of Business and has over thirty years of investment experience.  Prior to joining  Barrett  Associates  in 1987,  Mr.  Voccola was a
Securities  Analyst at Clark,  Dodge & Co. and  Director of  Individual  Account
Management  at  Bernstein-Macaulay.  Mr.  Voccola is Barrett  Associates'  Chief
Investment Officer and a portfolio manager and analyst specializing in the areas of technology, biotechnology, telecommunications and information services.

Peter H. Shriver, C.F.A.
President and Managing Director
Mr. Shriver is a graduate of Drake  University and received his M.B.A.  from New
York  University.  Mr. Shriver  joined  Barrett  Associates in 1989 and provides portfolio management and securities research in the following sectors: financial services, basic industry,  medical technology and services, media and retailing.
Immediately  prior to  joining  Barrett  Associates,  Mr.  Shriver  served  as a
Securities  Analyst at Peter B.  Cannell and Co. From 1986 until 1989,  he was a
Mergers and Acquisition Specialist at Henry Ansbacher & Co.

Michele A. Ward, C.F.A.
Managing Director
Ms. Ward graduated magna cum laude from Yale University with a B.A. in Political
Science and later received a Master's  degree from Yale's School of Organization and  Management.  Ms. Ward joined Barrett  Associates in 2003 and is responsible for the  generation  of new  investment  ideas and the  oversight  of the of the research process.  She is a member of the New York Society of Security Analysts.
Ms. Ward was an analyst and portfolio  manager for Columbus Circle Investors and more recently,  for Retirement System Investors,  where she also served as Chief
Investment Officer. While at Columbia Circle Investors, she managed $500 million in assets for the firm's mid-cap accounts.  Prior to Columbus Circle,  she spent
10 years as a Consultant for Greenwich  Associates,  working with  money-center, super-regional, regional, and foreign banks in their wholesale banking business.

Robert J. Milnamow
Managing Director
Mr. Milnamow holds a B.A. in English from Pennsylvania State University and a M.
B. A. from New York University.  Mr. Milnamow joined Barrett  Associates in 2003 and in addition to his research and portfolio  management  responsibilities,  he assists  in the  generation  of new  business.  He is a  member  of the New York
Society of Security Analysts.  Mr. Milnamow was a research analyst and portfolio manager for Phoenix Securities Group, OppenheimerFunds,  and, more recently, for
Rockefeller  & Co.  While at Phoenix  Securities  Group,  he managed the Phoenix
Total  Return  Fund and the Phoenix  Variable  Annuity  Total  Return  Fund.  At
OppenheimerFunds,  he  managed  the Main  Street  Income and  Growth  Fund.  Mr.
Milnamow was responsible for managing individual high net worth, foundation, and endowment  accounts at  Rockefeller  & Co.  totaling  $2 billion in assets.  Mr.
Milnamow was also Managing Member at Thayer Pond Capital, LLC.

                                The Barrett Funds

                         Supplement dated June 21, 2004
        to the Statement of Additional Information dated October 30, 2003

The "Interested Trustee" table on page 20 in the Management of the Trust section of the Statement of Additional Information is replaced with the following:

Interested Trustee

-------------------- ------------- -------------- ----------------------- ----------------- -----------------
                                                                                # of
                     Position(s)      Term of                              Portfolios in         Other
                         Held       Officer and                             Fund Complex     Directorships
    Name, Age,           With        Length of     Principal Occupation     Overseen by         Held by
      Address           Trust       Time Served   During Past Five Years      Officer           Officer
-------------------- ------------- -------------- ----------------------- ----------------- -----------------
None/1/

-------------------- ------------- -------------- ----------------------- ----------------- -----------------

/1/Mr.  James R. Rutherford serves as a Trustee  Emeritus.  Mr. Rutherford was a
Managing Director of Barrett Associates, Inc. from 1973 to 2003 and served as an
Interested Trustee of the Fund from 2000 to 2003.

The  "Officers"  table on page 21 in the  Management of the Trust section of the
Statement of Additional Information is replaced with the following:

Officers

-------------------- ------------- -------------- ----------------------- ----------------- -----------------
                                                                                # of
                     Position(s)      Term of                              Portfolios in         Other
                         Held       Officer and                             Fund Complex     Directorships
    Name, Age,           With        Length of     Principal Occupation     Overseen by         Held by
      Address           Trust       Time Served   During Past Five Years      Officer           Officer
-------------------- ------------- -------------- ----------------------- ----------------- -----------------
Peter H. Shriver     President     Indefinite     President of Barrett           1                None
90 Park Avenue                     Term           Associates, Inc.
New York, NY                       Since          since April 2004,
10016                              January        Managing Director
Age:  52                           2004           since 1989.

-------------------- ------------- -------------- ----------------------- ----------------- -----------------
Robert J. Voccola    Treasurer     Indefinite     Managing Director of           1                None
90 Park Avenue       and           Term           Barrett Associates,
New York, NY         Principal     Since          Inc. since 1987 and
10016                Financial     January 2004   Chief Investment
Age:  66             Officer                      Officer since
                                                  February 2001;
                                                  previously, Director
                                                  of Research of
                                                  Barrett Associates,
                                                  Inc.

-------------------- ------------- -------------- ----------------------- ----------------- -----------------
Paula J. Elliott     Secretary     Indefinite     Vice President of              1                None
90 Park Avenue       and           Term           Barrett Associates,
New York, NY         Compliance    Secretary      Inc. since 1995 and
10016                Officer       Since          Anti-Money Laundering
Age:  54                           December       Compliance Officer
                                   1998 and       since February 2003.
                                   Compliance
                                   Officer
                                   Since
                                   January 2004
-------------------- ------------- -------------- ----------------------- ----------------- -----------------
Michele A. Ward      Vice          Indefinite     Managing Director of           1                None
90 Park Avenue       President     Term           Barrett Associates,
New York, NY                       Since          Inc. since November
10016                              January        2003; previously,
Age:  43                           2004           Chief Investment
                                                  Officer of Retirement
                                                  System Investors
                                                  since 2002, and
                                                  portfolio manager for
                                                  Columbus Circle
                                                  Investors from
                                                  1989-2002.
-------------------- ------------- -------------- ----------------------- ----------------- -----------------
Robert J. Milnamow   Vice          Indefinite     Managing Director of           1                None
90 Park Avenue       President     Term           Barrett Associates,
New York, NY                       Since          Inc. since November
10016                              January        2003; previously,
Age:   53                          2004           Managing Member at
                                                  Thayer Pond Capital,
                                                  LLC since 2001 and
                                                  Senior Portfolio
                                                  Manager at
                                                  Rockefeller & Co.
                                                  from 1998-2001.
-------------------- ------------- -------------- ----------------------- ----------------- -----------------

               Please retain this Supplement for future reference.